E3 Associated companies (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Equity in Associated Companies

Equity in associated companies
	2021	2020
Opening balance	1,274	1,565
Investments	—	167
Share in earnings	(260)	(298)
Distribution of capital stock	—	(3)
Taxes	(11)	(33)
Dividends	(90)	(43)
Translation differences	28	(81)
Closing balance	941	1,274